Risk and Capital Management - Summary of Sensitivity Analysis Impact in Results and Stockholder's Equity (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	R$ 20,136	R$ 22,177	R$ 19,490
5% increase in mortality rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	15	24
Insurance	(1)
5% decrease in mortality rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(16)	(25)
Insurance	(1)	(1)
0.1% increase in risk-free interest rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	30	26
Insurance	8	5
0.1% decrease in risk-free interest rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(44)	(27)
Insurance	(8)	(5)
5% increase in conversion in income rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(14)	(13)
5% decrease in conversion in income rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	14	13
5% increase in claims [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Insurance	(37)	(36)
5% decrease in claims [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Insurance	R$ 37	R$ 36